Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventories (Details) [Line Items]
Finished goods	$ 31,609,877	$ 3,979,653
Consisted raw material & finished goods amount	339,665
Raw Materials [Member]
Inventories (Details) [Line Items]
Finished goods	$ 31,270,212